VARIABLE INTEREST ENTITIES	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
VARIABLE INTEREST ENTITIES	VARIABLE INTEREST ENTITIES
Judgement is used when determining (i) whether an entity is a VIE; (ii) who are the variable interest holders; (iii) the elements and degree of control that each variable interest holder has; and (iv) ultimately which party is the primary beneficiary (“PB”).
Unconsolidated VIEs
The VIEs in which Dole has variable interests but is not the PB are not consolidated and are accounted for using the equity method of accounting.
The Company holds variable interests in a fresh produce business considered a VIE in which it is not the PB, El Parque. On December 16, 2016, the Company acquired 50.0% of the series A shares and 50.1% of the series B shares in El Parque, with remaining series A shares held by Inversiones Dona Isidora Limitada (“IDI”) and remaining series B shares held by individual investors. The El Parque board of directors comprises two members, one from Dole and one from IDI, so Dole has majority ownership through its series A and series B share holdings but not majority representation on the board. Thus voting interest and economic interest are not proportionate.
Dole and IDI both have equal management representation on the board and equity participation, as only series A shares have voting rights. Further, all significant activities of El Parque are managed by the unanimous consent of the board. Therefore, Dole does not meet the power criteria required to be considered the PB nor holds a controlling financial interest in El Parque.

During the years ended December 31, 2021, December 31, 2020 and December 31, 2019, the Company did not provide any financial support to or guarantees in respect of debt issued by El Parque. Dole’s maximum exposure to loss represents the amount that would be absorbed by the Company in the event that all assets held in El Parque had no value. As of December 31, 2021 and December 31, 2020, Dole’s maximum exposure to loss in El Parque was equivalent to the carrying value of its investment in the entity of $8.5 million and $7.9 million, respectively.
Prior to the Acquisition, Legacy Dole was also a VIE in which the Company was not the PB. Legacy Dole was determined to be a VIE as the Company’s voting interest and economic interest were not proportionate. See Note 23 “Investments in Unconsolidated Affiliates” for further detail.
Consolidated VIEs
Dole consolidates the results of one VIE, EurobananCanarias S.A. (“EBC”), a Canary Islands fruit produce business, as Dole holds 50.0% of its shares and is deemed to be the PB. Since EBC’s incorporation in 1993, Dole has had an economic interest of 50.0% and a power to appoint its managing director, who influences all decisions related to operations. Dole’s economic interest is not equal to the Company’s voting interest (decision making right for all relevant activities), thus, the conditions of Dole being the PB are met, and EBC is consolidated. Dole has not provided any financial or other support to EBC during the periods presented within the consolidated financial statements.